Personnel expenses and carried interest allocation	12 Months Ended
Dec. 31, 2023
Cost Of Services Rendered [Abstract]
Personnel expenses and carried interest allocation	Personnel expenses and carried interest allocation

	2023	2022	2021

Salaries and wages	(37,945)	(33,991)	(14,377)
Officers’ Fund	(24,256)	(20,940)	(22)
Rewards and bonuses	(5,236)	(4,746)	(4)
Social security contributions and payroll taxes	(324)	(1,657)	(2)
Carried interest bonuses	(1,141)	(1,107)	—
Restructuring costs – personnel (a)	—	—	(1)
Share based incentive plan (note 28(d))	(2,247)	(530)	—
Strategic Bonus	(1,465)	(731)	(1)
Other short-term benefits	(6,164)	(6,077)	(4)
Personnel expenses	(78,778)	(69,779)	(14,410)

Carried interest allocation (b)	(25,257)	(10,171)	(30,204)

(a)Restructuring costs of personnel refers to costs associated with the implementation of streamlining initiatives and cost reduction plan in the operating activities of the Group, mainly driven by consolidation/integration of businesses.
(b)